Summary of Principal Accounting Policies - Schedule of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 4,326,600	$ 678,938	¥ 3,324,712	¥ 3,413,176
One Time Commissions
Disaggregation of Revenue [Line Items]
Total revenues	1,271,416		808,837	931,668
Recurring Service Fees
Disaggregation of Revenue [Line Items]
Total revenues	2,109,009		1,930,199	1,845,465
Performance Based Income
Disaggregation of Revenue [Line Items]
Total revenues	784,193		389,525	113,085
Other Service
Disaggregation of Revenue [Line Items]
Total revenues	161,982		196,151	522,958
Lending Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	40,226		78,772	376,637
Other Comprehensive Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	121,756		117,379	146,321
Wealth Management
Disaggregation of Revenue [Line Items]
Total revenues	3,211,973		2,379,456	2,329,853
Wealth Management | One Time Commissions
Disaggregation of Revenue [Line Items]
Total revenues	1,180,900		766,246	928,061
Wealth Management | Recurring Service Fees
Disaggregation of Revenue [Line Items]
Total revenues	1,469,600		1,284,447	1,155,450
Wealth Management | Performance Based Income
Disaggregation of Revenue [Line Items]
Total revenues	469,121		205,305	23,430
Wealth Management | Other Service
Disaggregation of Revenue [Line Items]
Total revenues	92,352		123,458	222,912
Wealth Management | Lending Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	4,471		13,530	91,164
Wealth Management | Other Comprehensive Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	87,881		109,928	131,748
Asset Management Business
Disaggregation of Revenue [Line Items]
Total revenues	1,046,387		880,014	787,551
Asset Management Business | One Time Commissions
Disaggregation of Revenue [Line Items]
Total revenues	90,516		42,591	3,607
Asset Management Business | Recurring Service Fees
Disaggregation of Revenue [Line Items]
Total revenues	639,409		645,752	690,015
Asset Management Business | Performance Based Income
Disaggregation of Revenue [Line Items]
Total revenues	315,072		184,220	89,655
Asset Management Business | Other Service
Disaggregation of Revenue [Line Items]
Total revenues	1,390		7,451	4,274
Asset Management Business | Other Comprehensive Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,390		7,451	4,274
Other Financial Service Business
Disaggregation of Revenue [Line Items]
Total revenues	68,240		65,242	295,772
Other Financial Service Business | Other Service
Disaggregation of Revenue [Line Items]
Total revenues	68,240		65,242	295,772
Other Financial Service Business | Lending Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	35,755		¥ 65,242	285,473
Other Financial Service Business | Other Comprehensive Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	¥ 32,485			¥ 10,299